Finance lease receivables of the Group as lessor (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Finance lease receivables of the Group as lessor [Line Items]
Gross investment	₩ 1,918,527	₩ 1,880,918
Unearned finance income	191,704	163,542
Present value of minimum lease payment	1,726,823	1,717,376
Not later than 1 year
Finance lease receivables of the Group as lessor [Line Items]
Gross investment	595,427	688,358
Unearned finance income	85,333	76,677
Present value of minimum lease payment	510,094	611,681
1~5 years
Finance lease receivables of the Group as lessor [Line Items]
Gross investment	1,306,571	1,176,334
Unearned finance income	106,333	86,280
Present value of minimum lease payment	1,200,238	1,090,054
Later than 5 years
Finance lease receivables of the Group as lessor [Line Items]
Gross investment	16,529	16,226
Unearned finance income	38	585
Present value of minimum lease payment	₩ 16,491	₩ 15,641